Stock-Based Compensation (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation	$ 43,000	$ 50,000	$ 82,000	$ 109,000	$ 206,000	$ 443,000
Brooklyn Immunotherapeutics, LLC [Member]
Stock-based compensation			$ 45,468	$ 45,744